Trade receivables	6 Months Ended
Dec. 31, 2025
Trade receivables.
Trade receivables

20Trade receivables

	31 December	30 June	31 December
	2025	2025	2024
	£’000	£’000	£’000
Trade receivables	191,544	197,532	147,257
Less: provision for impairment of trade receivables	(20,653)	(20,385)	(11,898)
Net trade receivables	170,891	177,147	135,359
Less: non-current portion
Trade receivables	62,035	43,419	46,583
Current trade receivables	108,856	133,728	88,776

Net trade receivables include transfer fees receivable from other football clubs of £108,056,000 (30 June 2025: £102,614,000; 31 December 2024: £90,865,000) of which £62,035,000 (30 June 2025: £43,419,000; 31 December 2024: £46,583,000) is receivable after more than one year. Net trade receivables also include £7,693,000 (30 June 2025: £42,270,000; 31 December 2024: £21,622,000) of deferred revenue that is contractually payable to the Group, but recorded in advance of the earnings process, with corresponding amounts recorded as contract liabilities - deferred revenue.

Gross contractual trade receivables pre discounting as at 31 December 2025 were £181,050,000 (30 June 2025: £184,522,000; 31 December 2024: £145,792,000).